UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21822

                      (Investment Company Act File Number)


                         Federated Managed Pool Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 9/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CORPORATE BOND STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

    PRINCIPAL                                                                                                      VALUE
    AMOUNT OR SHARES
                         CORPORATE BONDS--99.0%
                         BASIC INDUSTRY - CHEMICALS--0.2%
  $           10,000     Rohm & Haas Co., 6.00%, 9/15/2017                                                   $    10,035
                         BASIC INDUSTRY - METALS & MINING--5.2%
              95,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                       91,907
              75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                72,506
              75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                   71,504
              30,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                26,399
              55,000     Noranda, Inc., 6.00%, 10/15/2015                                                         54,964
                            TOTAL                                                                                317,280
                         CAPITAL GOODS - AEROSPACE & DEFENSE--4.8%
              75,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                             72,636
              75,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                               74,625
              75,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                             74,132
              75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                         71,967
                            TOTAL                                                                                293,360
                         CAPITAL GOODS - BUILDING MATERIALS--1.2%
              75,000     CRH America, Inc., 5.30%, 10/15/2013                                                     72,185
                         CAPITAL GOODS - DIVERSIFIED MANUFACTURING--1.6%
              20,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                 18,439
              75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                              76,777
                            TOTAL                                                                                 95,216
                         CAPITAL GOODS - ENVIRONMENTAL--2.6%
              75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                          78,197
              75,000     Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029                             80,934
                            TOTAL                                                                                159,131
                         COMMUNICATIONS - MEDIA & CABLE--2.9%
              75,000     Comcast Corp., 7.05%, 3/15/2033                                                          78,977
              75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                72,832
              25,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                               24,390
                            TOTAL                                                                                176,199
                         COMMUNICATIONS - MEDIA NONCABLE--2.7%
              75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                     78,864
              75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                   86,947
                            TOTAL                                                                                165,811
                         COMMUNICATIONS - TELECOM WIRELESS--4.1%
              75,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                            95,361
              75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                       74,936
              50,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                57,597
               5,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                      4,993
              20,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                              19,494
                            TOTAL                                                                                252,381
                         COMMUNICATIONS - TELECOM WIRELINES--3.0%
              35,000     Embarq Corp., 6.738%, 6/1/2013                                                           36,425
              40,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                      43,054
              30,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                30,488
              75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                             74,287
                            TOTAL                                                                                184,254
                         CONSUMER CYCLICAL - AUTOMOTIVE--2.7%
              75,000     DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031         92,973
              75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                       75,134
                            TOTAL                                                                                168,107
                         CONSUMER CYCLICAL - ENTERTAINMENT--2.4%
              75,000     Carnival Corp., 3.75%, 11/15/2007                                                        74,836
              75,000     Time Warner, Inc., 5.50%, 11/15/2011                                                     74,849
                            TOTAL                                                                                149,685
                         CONSUMER CYCLICAL - LODGING--1.2%
              75,000     Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                              72,691
                         CONSUMER CYCLICAL - RETAILERS--2.4%
              75,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                    73,521
              75,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                72,136
                            TOTAL                                                                                145,657
                         CONSUMER NON-CYCLICAL FOOD/BEVERAGE--2.5%
              75,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                              74,189
              75,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                     77,759
                            TOTAL                                                                                151,948
                         CONSUMER NON-CYCLICAL HEALTH CARE--2.4%
              75,000     Anthem, Inc., 6.80%, 8/1/2012                                                            79,867
              75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                 67,829
                            TOTAL                                                                                147,696
                         CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.6%
              25,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                  24,361
              75,000     Wyeth, 6.45%, 2/1/2024                                                                   76,379
                            TOTAL                                                                                100,740
                         CONSUMER NON-CYCLICAL SUPERMARKETS--1.3%
              75,000     Kroger Co., 7.25%, 6/1/2009                                                              77,581
                         ENERGY - INDEPENDENT--5.0%
              75,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                             74,408
              75,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                        71,340
              75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                      82,560
              55,000     XTO Energy, Inc., 6.75%, 8/1/2037                                                        56,537
              20,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017                                      20,303
                            TOTAL                                                                                305,148
                         ENERGY - OIL FIELD SERVICES--0.3%
              20,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                19,357
                         ENERGY - REFINING--1.1%
              75,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                               69,903
                         FINANCIAL INSTITUTION - BANKING--8.6%
              30,000     Capital One Capital IV, 6.745%, 2/17/2037                                                26,830
              75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                      75,808
              75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                          79,601
              10,000     Eaton Vance Corp., 6.50%, 10/2/2017                                                      10,064
             100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                  96,190
              75,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                     87,914
              75,000     Popular North America, Inc., 5.65%, 4/15/2009                                            75,635
              75,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                       75,100
                            TOTAL                                                                                527,142
                         FINANCIAL INSTITUTION - BROKERAGE--7.8%
              60,000     Blackrock, Inc., 6.25%, 9/15/2017                                                        60,168
              75,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                               73,544
              75,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                             74,131
              75,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                     73,811
              50,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                    50,740
              50,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                    50,518
              45,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017                              45,445
              50,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037                             50,069
                            TOTAL                                                                                478,426
                         FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.1%
              75,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                    65,385
                         FINANCIAL INSTITUTION - INSURANCE - HEALTH--1.2%
              75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                    76,096
                         FINANCIAL INSTITUTION - INSURANCE - LIFE--1.5%
              75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                    90,050
                         FINANCIAL INSTITUTION - INSURANCE - P&C--5.0%
               9,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                        8,903
              70,000     CNA Financial Corp., 6.50%, 8/15/2016                                                    71,150
              75,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                  76,789
              75,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                               73,807
              75,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                             73,546
                            TOTAL                                                                                304,195
                         FINANCIAL INSTITUTION - REITS--5.0%
              75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                 74,249
              75,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                 71,321
              10,000     Liberty Property LP, 6.625%, 10/1/2017                                                   10,032
              75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                      74,251
              75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                             77,159
                            TOTAL                                                                                307,012
                         SOVEREIGN--1.0%
              56,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                     61,292
                         TECHNOLOGY--2.1%
              75,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                              79,553
              50,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                                 49,794
                            TOTAL                                                                                129,347
                         TRANSPORTATION - AIRLINES--1.3%
              75,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                           79,547
                         TRANSPORTATION - RAILROADS--2.3%
              75,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                    71,177
              75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                   71,263
                            TOTAL                                                                                142,440
                         TRANSPORTATION - SERVICES--1.2%
              75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                      76,064
                         UTILITY - ELECTRIC--7.5%
              75,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                 69,977
              75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                           70,934
              75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                           77,770
              75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                     77,590
              75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                  79,667
              75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                      80,631
                            TOTAL                                                                                456,569
                         UTILITY - NATURAL GAS DISTRIBUTOR--1.1%
              75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                    70,622
                         UTILITY - NATURAL GAS PIPELINES--1.1%
              75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                     66,734
                            TOTAL CORPORATE BONDS (IDENTIFIED COST $6,012,584)                                 6,065,286
                         CORPORATE NOTES--1.2%
                         COMMUNICATIONS - TELECOM WIRELINES--1.2%
              75,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $73,303)                74,302
                         MUTUAL FUND--1.0%
              60,880 3,4 Prime Value Obligations Fund, Institutional Shares, 5.27% (AT NET ASSET VALUE)           60,880
                            TOTAL INVESTMENTS --- 101.2%                                                       6,200,468
                            (IDENTIFIED COST $6,146,767)5
                            OTHER ASSETS AND LIABILITIES --- NET --- (1.2)%                                     (74,180)
                            TOTAL NET ASSETS --- 100%                                                        $ 6,126,288


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $477,281, which represented 7.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $477,281, which represented 7.8% of total net assets.

3    Affiliated company.

4    7- Day net yield.

5 At September 30, 2007, the cost of investments for federal tax purposes was $6,146,767. The net unrealized appreciation of investments for federal tax purposes was $53,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,563.



    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



    The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED POOL SERIES

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007